Quarterly Holdings Report
for
Fidelity® Value Discovery Fund
October 31, 2023
FVD-NPRT1-1223
1.809083.120
Common Stocks - 96.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.2%
Media - 3.2%
Comcast Corp. Class A	2,024,730	83,601,102
CONSUMER DISCRETIONARY - 2.9%
Diversified Consumer Services - 1.9%
H&R Block, Inc.	1,160,962	47,657,490
Specialty Retail - 1.0%
Ross Stores, Inc.	230,140	26,689,336
TOTAL CONSUMER DISCRETIONARY		74,346,826
CONSUMER STAPLES - 12.9%
Beverages - 2.7%
Coca-Cola European Partners PLC	339,939	19,889,831
Keurig Dr. Pepper, Inc.	658,400	19,969,272
The Coca-Cola Co.	559,700	31,617,453
		71,476,556
Consumer Staples Distribution & Retail - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	230,000	15,667,600
U.S. Foods Holding Corp. (a)	591,560	23,035,346
		38,702,946
Food Products - 3.0%
Lamb Weston Holdings, Inc.	123,500	11,090,300
Mondelez International, Inc.	782,361	51,800,122
Tyson Foods, Inc. Class A	348,229	16,140,414
		79,030,836
Household Products - 2.7%
Procter & Gamble Co.	257,434	38,622,823
Reckitt Benckiser Group PLC	255,163	17,072,181
The Clorox Co.	117,668	13,849,524
		69,544,528
Personal Care Products - 3.0%
Haleon PLC	4,707,300	18,867,284
Kenvue, Inc.	2,319,904	43,150,214
Unilever PLC sponsored ADR	321,979	15,245,706
		77,263,204
TOTAL CONSUMER STAPLES		336,018,070
ENERGY - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Antero Resources Corp. (a)	514,696	15,152,650
ConocoPhillips Co.	53,539	6,360,433
Equinor ASA sponsored ADR	635,488	21,206,235
Exxon Mobil Corp.	1,123,241	118,895,058
Occidental Petroleum Corp.	336,901	20,823,851
Ovintiv, Inc.	380,651	18,271,248
Parex Resources, Inc. (b)	1,211,508	23,221,116
Shell PLC ADR	360,800	23,502,512
		247,433,103
FINANCIALS - 22.7%
Banks - 9.6%
Bank of America Corp.	2,014,490	53,061,667
Cullen/Frost Bankers, Inc.	66,891	6,086,412
JPMorgan Chase & Co.	574,670	79,913,610
M&T Bank Corp.	219,777	24,779,857
PNC Financial Services Group, Inc.	193,796	22,183,828
U.S. Bancorp	601,100	19,163,068
Wells Fargo & Co.	1,093,989	43,507,943
		248,696,385
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	116,212	14,266,185
BlackRock, Inc. Class A	62,183	38,073,407
Invesco Ltd.	320,185	4,152,799
Northern Trust Corp.	187,724	12,372,889
		68,865,280
Financial Services - 4.4%
Berkshire Hathaway, Inc. Class B (a)	337,992	115,366,809
Insurance - 6.1%
Chubb Ltd.	332,246	71,306,637
The Travelers Companies, Inc.	353,806	59,241,277
Willis Towers Watson PLC	116,899	27,575,305
		158,123,219
TOTAL FINANCIALS		591,051,693
HEALTH CARE - 19.6%
Health Care Providers & Services - 11.7%
Centene Corp. (a)	907,090	62,571,068
Cigna Group	249,491	77,142,617
CVS Health Corp.	524,000	36,161,240
Elevance Health, Inc.	88,277	39,732,595
Humana, Inc.	74,758	39,150,017
UnitedHealth Group, Inc.	92,120	49,335,787
		304,093,324
Pharmaceuticals - 7.9%
AstraZeneca PLC sponsored ADR	630,514	39,867,400
Bristol-Myers Squibb Co.	963,485	49,648,382
Johnson & Johnson	303,308	44,992,709
Roche Holding AG (participation certificate)	120,604	31,080,814
Sanofi SA sponsored ADR	909,551	41,157,183
		206,746,488
TOTAL HEALTH CARE		510,839,812
INDUSTRIALS - 8.3%
Aerospace & Defense - 3.9%
Airbus Group NV	105,604	14,158,985
L3Harris Technologies, Inc.	108,326	19,434,768
Lockheed Martin Corp.	56,685	25,771,268
Northrop Grumman Corp.	89,264	42,081,728
		101,446,749
Air Freight & Logistics - 0.5%
DHL Group	302,895	11,781,330
Electrical Equipment - 1.1%
Eaton Corp. PLC	38,368	7,977,091
Regal Rexnord Corp.	175,906	20,829,029
		28,806,120
Industrial Conglomerates - 0.7%
Siemens AG	141,377	18,760,567
Machinery - 1.5%
Deere & Co.	50,000	18,268,000
Oshkosh Corp.	26,090	2,288,876
Pentair PLC	294,455	17,113,725
		37,670,601
Professional Services - 0.6%
Maximus, Inc.	215,011	16,065,622
TOTAL INDUSTRIALS		214,530,989
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,226,756	63,950,790
IT Services - 2.2%
Amdocs Ltd.	386,304	30,966,129
Capgemini SA	75,636	13,367,059
Cognizant Technology Solutions Corp. Class A	204,215	13,165,741
		57,498,929
Software - 1.1%
Gen Digital, Inc.	1,012,282	16,864,618
Open Text Corp. (b)	354,518	11,840,901
		28,705,519
TOTAL INFORMATION TECHNOLOGY		150,155,238
MATERIALS - 1.8%
Chemicals - 1.4%
DuPont de Nemours, Inc.	490,592	35,754,345
Metals & Mining - 0.4%
Lundin Mining Corp.	308,922	1,929,161
Newmont Corp.	211,030	7,907,294
		9,836,455
TOTAL MATERIALS		45,590,800
REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	192,631	13,357,034
UTILITIES - 9.5%
Electric Utilities - 6.7%
Constellation Energy Corp.	269,450	30,426,294
Edison International	495,133	31,223,087
Evergy, Inc.	219,180	10,770,505
NextEra Energy, Inc.	233,981	13,641,092
PG&E Corp. (a)	3,708,803	60,453,489
Southern Co.	425,846	28,659,436
		175,173,903
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	778,431	11,598,622
Multi-Utilities - 2.4%
Dominion Energy, Inc.	562,552	22,682,097
National Grid PLC	1,420,800	16,940,166
Sempra	312,500	21,884,375
		61,506,638
TOTAL UTILITIES		248,279,163
TOTAL COMMON STOCKS (Cost $2,151,934,586)		2,515,203,830

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd. (Cost $32,439,498)	792,210	31,581,882

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	56,777,719	56,789,074
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	8,056,994	8,057,800
TOTAL MONEY MARKET FUNDS (Cost $64,846,874)		64,846,874

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,249,220,958)	2,611,632,586
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(9,843,415)
NET ASSETS - 100.0%	2,601,789,171

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	43,166,966	223,053,858	209,431,750	858,380	-	-	56,789,074	0.1%
Fidelity Securities Lending Cash Central Fund 5.40%	21,052,883	48,563,455	61,558,538	300,633	-	-	8,057,800	0.0%
Total	64,219,849	271,617,313	270,990,288	1,159,013	-	-	64,846,874

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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